INTANGIBLE ASSETS, NET	12 Months Ended
Feb. 28, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7.           INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of	As of
	February 28,	February 28,
	2021	2022

Trade name and domain names	$41,707	$41,711
User base and customer relationships	32,378	32,378
Licenses	28,796	28,970
Technology	14,308	14,308
Copyrights and teaching materials	6,026	6,026
Partnership agreements and school cooperation agreements	4,858	4,858
Others	5,655	5,655

Total cost of intangible assets	133,728	133,906
Less: accumulated amortization	(70,012)	(83,917)
Less: accumulated impairment loss	(358)	(51,810)
Add: foreign exchange difference	2,683	3,517

	$66,041	$1,696

The Group recorded amortization expense of $15,677, $24,030 and $13,905 for the years ended February 29, 2020, February 28, 2021 and 2022, respectively.

Estimated amortization expense of the existing intangible assets for the next five years is $1,265, $244, $46, $38 and $38, respectively.

The impairment loss on acquired intangible assets was nil and $136 for the years ended February 29, 2020 and February 28, 2021. For the year ended February 28, 2022, $51,452 impairment loss was recorded on acquired intangible assets as a result of the changes in business operations in responding to the regulatory development.